UNITED STATES
		      SECURITIES AND EXCHANGE COMMISSION
			    Washington, DC  20549

				  FORM 13F

			     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2009

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Lawrence Kelly & Associates, Incorporated
Address:	199 South Los Robles Avenue
		Suite 850
		Pasadena, CA  91101

13F File Number:  28-4898

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on Behalf of Reporting Manager:

Name:	Alex Tescher
Title:	Executive Vice President
Phone:	626/449-9500
Email:	alex@lawrencekelly.com
Signature, Place, and Date of Signing:

	Alex Tescher	Pasadena, CA	February 11, 2009
Report Type (Check only one.):

[ X ]	13F Holdings Report.

[   ]	13F Notice.

[   ]	13F Combination Report.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			     FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	114

Form 13F Information Table Value Total:	$399,623


List of Other Included Managers:

No.	13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
JPMorgan Chase 8.625% Pfd Ser  PRD              46625H621      353    12500 SH       SOLE                    12500
                                                               124     4400 SH       OTHER                                      4400
3M Co.                         COM              88579Y101       28      338 SH       SOLE                      338
                                                               603     7300 SH       OTHER                                      7300
AFLAC Inc.                     COM              001055102     8840   191129 SH       SOLE                    88260            102869
                                                              1333    28812 SH       OTHER                                     28812
Abbott Labs                    COM              002824100      227     4210 SH       SOLE                                       4210
                                                               367     6800 SH       OTHER                                      6800
Adobe Sys Inc Com              COM              00724F101     4555   123850 SH       SOLE                    46500             77350
                                                                66     1800 SH       OTHER                                      1800
Albemarle Corp.                COM              012653101      324     8900 SH       OTHER                                      8900
Allergan Inc.                  COM              018490102      441     7000 SH       SOLE                                       7000
                                                               309     4900 SH       OTHER                                      4900
America Movil-ADR Ser L        COM              02364W105      268     5700 SH       OTHER                                      5700
American Express Co            COM              025816109      219     5400 SH       OTHER                                      5400
Apple, Inc.                    COM              037833100    18040    85605 SH       SOLE                    38399             47206
                                                              1538     7300 SH       OTHER                                      7300
Autoliv Inc Com                COM              052800109     3757    86650 SH       SOLE                                      86650
Avery Dennison Corp            COM              053611109      246     6750 SH       OTHER                                      6750
BHP Billiton LTD Spons ADR     COM              088606108     9226   120480 SH       SOLE                    43300             77180
                                                               716     9350 SH       OTHER                                      9350
BP PLC Spons ADR               COM              055622104      214     3695 SH       SOLE                      923              2772
                                                               785    13546 SH       OTHER                                     13546
Berkley WR Corp                COM              084423102    11161   452948 SH       SOLE                   200424            252524
                                                              1336    54211 SH       OTHER                                     54211
Best Buy Inc                   COM              086516101      868    22000 SH       SOLE                                      22000
                                                               217     5500 SH       OTHER                                      5500
CVS Caremark Corp              COM              126650100      688    21374 SH       OTHER                                     21374
Celgene Corp                   COM              151020104     4077    73225 SH       SOLE                    25600             47625
Cerner Corp                    COM              156782104     7793    94525 SH       SOLE                    35275             59250
                                                               332     4025 SH       OTHER                                      4025
Charles Schwab Corp (New)      COM              808513105      300    15947 SH       SOLE                    15947
                                                                56     3000 SH       OTHER                                      3000
Chevron Corp                   COM              166764100     3310    42995 SH       SOLE                    21463             21532
                                                              2748    35693 SH       OTHER                                     35693
Cisco Systems                  COM              17275R102    11202   467920 SH       SOLE                   230744            237176
                                                              1425    59532 SH       OTHER                                     59532
Coca Cola Co                   COM              191216100      163     2853 SH       SOLE                      413              2440
                                                               205     3600 SH       OTHER                                      3600
ConocoPhillips                 COM              20825C104      204     4000 SH       OTHER                                      4000
Costco Wholesale               COM              22160K105    11233   189850 SH       SOLE                    84951            104899
                                                              1506    25444 SH       OTHER                                     25444
Covidien PLC (new)             COM              G2554F105    12582   262725 SH       SOLE                   118234            144491
                                                              1509    31500 SH       OTHER                                     31500
Dentsply Intl Inc New          COM              249030107    13831   393275 SH       SOLE                   174099            219176
                                                              1929    54850 SH       OTHER                                     54850
Disney Walt Co Del             COM              254687106     8920   276575 SH       SOLE                    93925            182650
                                                               992    30756 SH       OTHER                                     30756
Express Scripts Inc            COM              302182100     9457   109425 SH       SOLE                    44450             64975
                                                               525     6075 SH       OTHER                                      6075
Exxon Mobil Corp               COM              30231G102      290     4254 SH       SOLE                     1800              2454
                                                               668     9803 SH       OTHER                                      9803
General Elec Co                COM              369604103       20     1300 SH       SOLE                                       1300
                                                               292    19323 SH       OTHER                                     19323
Goldman Sachs Group Com        COM              38141G104     9096    53875 SH       SOLE                    21859             32016
                                                               393     2325 SH       OTHER                                      2325
Google, Inc.                   COM              38259P508    16390    26437 SH       SOLE                    11675             14762
                                                               880     1420 SH       OTHER                                      1420
Heinz H J Co.                  COM              423074103     1069    25000 SH       SOLE                                      25000
Int'l Bus Mach                 COM              459200101       38      288 SH       SOLE                      288
                                                               708     5410 SH       OTHER                                      5410
Intel Corp                     COM              458140100     1764    86463 SH       SOLE                     9763             76700
                                                               900    44100 SH       OTHER                                     44100
Intuit                         COM              461202103     3448   112200 SH       SOLE                    12400             99800
                                                                40     1300 SH       OTHER                                      1300
JPMorgan Chase & Co            COM              46625H100      338     8100 SH       OTHER                                      8100
Johnson & Johnson              COM              478160104    11584   179843 SH       SOLE                   100367             79476
                                                              1897    29457 SH       OTHER                                     29457
L-3 Communications Hldgs Inc.  COM              502424104     8097    93125 SH       SOLE                    24300             68825
                                                               613     7050 SH       OTHER                                      7050
McDonalds Corp                 COM              580135101      425     6800 SH       OTHER                                      6800
Microsoft Corp                 COM              594918104    10649   349375 SH       SOLE                   155175            194200
                                                              1745    57250 SH       OTHER                                     57250
NYSE Euronext                  COM              629491101     9288   367125 SH       SOLE                   146409            220716
                                                              1254    49575 SH       OTHER                                     49575
Nestle SA Spons ADR (For Reg)  COM              641069406    13387   275674 SH       SOLE                   140405            135269
                                                              1939    39925 SH       OTHER                                     39925
Oracle Systems Corp            COM              68389X105      120     4875 SH       SOLE                     2775              2100
                                                               123     5000 SH       OTHER                                      5000
Paccar Inc                     COM              693718108      129     3550 SH       SOLE                                       3550
                                                               392    10800 SH       OTHER                                     10800
Pepsico Inc                    COM              713448108    11826   194514 SH       SOLE                    84838            109676
                                                              2029    33374 SH       OTHER                                     33374
Petroleo Brasileiro SA Spons A COM              71654V408      229     4800 SH       OTHER                                      4800
Pfizer Inc                     COM              717081103        8      443 SH       SOLE                      443
                                                               632    34746 SH       OTHER                                     34746
Procter & Gamble Co.           COM              742718109      491     8091 SH       SOLE                     3734              4357
                                                              1192    19665 SH       OTHER                                     19665
Royal Dutch Shell PLC Spons AD COM              780259206     2436    40524 SH       SOLE                    36324              4200
                                                               559     9300 SH       OTHER                                      9300
Sanofi Aventis Spons ADR       COM              80105N105    10033   255475 SH       SOLE                   112393            143082
                                                              1522    38750 SH       OTHER                                     38750
Schlumberger Ltd               COM              806857108     9802   150588 SH       SOLE                    72947             77641
                                                               880    13525 SH       OTHER                                     13525
Siemens AG Spons ADR           COM              826197501    10009   109150 SH       SOLE                    50400             58750
                                                              1027    11200 SH       OTHER                                     11200
Southwestern Energy Co         COM              845467109    18543   384700 SH       SOLE                   170133            214567
                                                              1697    35200 SH       OTHER                                     35200
Telefonica SA - Spons ADR      COM              879382208    12545   150200 SH       SOLE                    58492             91708
                                                              1652    19782 SH       OTHER                                     19782
Teva Pharmaceutical Inds ADR   COM              881624209    17772   316345 SH       SOLE                   144257            172088
                                                              2461    43800 SH       OTHER                                     43800
Thermo Fisher Scientific, Inc. COM              883556102    12995   272490 SH       SOLE                   122884            149606
                                                              1371    28750 SH       OTHER                                     28750
Transocean Ltd.                COM              H8817H100      886    10700 SH       SOLE                     2150              8550
                                                               226     2724 SH       OTHER                                      2724
United Technologies            COM              913017109       54      780 SH       SOLE                      780
                                                               531     7650 SH       OTHER                                      7650
Verisign Inc. Com.             COM              92343E102      784    32349 SH       SOLE                    32349
                                                               189     7800 SH       OTHER                                      7800
Vestas Wind Systems A/S OrdF   COM              5964651       2835    46480 SH       SOLE                    23440             23040
                                                               342     5600 SH       OTHER                                      5600
Visa, Inc. Cl A                COM              92826C839    11754   134390 SH       SOLE                    63507             70883
                                                              1189    13600 SH       OTHER                                     13600